Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Reserves	Accumulated other comprehensive (loss) income	Deficit
Balance at Dec. 31, 2017	$ (24,489)	$ 172,308	$ 22,175	$ (1,684)	$ (217,288)
Balance (Shares) at Dec. 31, 2017		173,573
Statement [Line Items]
Adjustment in equity | Increase Decrease Due To Changes In Accounting Policy Required By IFRS 15 [Member]	(14,105)				(14,105)
Loss and comprehensive loss	(1,826)			3,372	(5,198)
Share-based compensation	506		506
Issuance of share capital – share options, value	165	$ 647	(482)
Issuance of share capital – share options, shares		1,234
Balance at Dec. 31, 2018	$ (39,749)	$ 172,955	22,199	1,688	(236,591)
Balance (Shares) at Dec. 31, 2018	174,807	174,807
Statement [Line Items]
Adjustment in equity	$ 2				2
Loss and comprehensive loss	(7,619)			(2,095)	(5,524)
Share-based compensation	340		340
Issuance of share capital – share options, value	46	$ 140	(94)
Issuance of share capital – share options, shares		663
Balance at Dec. 31, 2019	$ (46,980)	$ 173,095	22,445	(407)	(242,113)
Balance (Shares) at Dec. 31, 2019	175,470	175,470
Statement [Line Items]
Loss and comprehensive loss	$ (7,114)			(1,114)	(6,000)
Share-based compensation	538		538
Issuance of share capital – private placement, value	3,313	$ 2,912	401
Issuance of share capital – private placement, shares		10,278
Issuance of share capital – share options, value	120	$ 299	(179)
Issuance of share capital – share options, shares		782
Share issuance costs	(85)	$ (85)
Balance at Dec. 31, 2020	$ (50,208)	$ 176,221	$ 23,205	$ (1,521)	$ (248,113)
Balance (Shares) at Dec. 31, 2020	186,530	186,530